FAIR VALUE MEASUREMENTS, Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Recurring [Member] - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Held-to-maturity investments		$ 2,468,072	$ 2,999,245
Available-for-sale investments		5,243,576	5,321,662
Equity securities		37,830	10,056
Other assets		8,574	8,891
Derivative assets	[1]	$ 1,202	$ 4,901
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Prepaid Expense and Other Assets, Current, Prepaid Expense and Other Assets, Noncurrent	Prepaid Expense and Other Assets, Current, Prepaid Expense and Other Assets, Noncurrent
Derivative liabilities	[2]	$ (22,595)	$ (9,314)
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Accrued Liabilities And Other Payable, Current, Accrued Liabilities and Other Payable, Non Current	Accrued Liabilities And Other Payable, Current, Accrued Liabilities and Other Payable, Non Current
Share appreciation rights		$ (14,440)	$ (13,010)
Total assets, net, at fair value		6,700,034	5,519,897
2025 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes			(1,435,716)
2026 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		(1,022,185)	(1,366,818)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Held-to-maturity investments		2,456,369	2,990,628
Available-for-sale investments		5,057,183	5,307,889
Equity securities		37,118	9,416
Other assets		0	0
Derivative assets	[1]	0	0
Derivative liabilities	[2]	0	0
Share appreciation rights		(14,440)	(13,010)
Total assets, net, at fair value		7,536,230	8,294,923
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | 2025 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes			0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | 2026 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Held-to-maturity investments		11,472	8,315
Available-for-sale investments		186,375	0
Equity securities		712	640
Other assets		0	0
Derivative assets	[1]	1,202	4,901
Derivative liabilities	[2]	(22,595)	(9,314)
Share appreciation rights		0	0
Total assets, net, at fair value		177,166	4,542
Significant Other Observable Inputs (Level 2) [Member] | 2025 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes			0
Significant Other Observable Inputs (Level 2) [Member] | 2026 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		0	0
Unobservable Inputs (Level 3) [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Held-to-maturity investments		231	302
Available-for-sale investments		18	13,773
Equity securities		0	0
Other assets		8,574	8,891
Derivative assets	[1]	0	0
Derivative liabilities	[2]	0	0
Share appreciation rights		0	0
Total assets, net, at fair value		(1,013,362)	(2,779,568)
Unobservable Inputs (Level 3) [Member] | 2025 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes			(1,435,716)
Unobservable Inputs (Level 3) [Member] | 2026 Convertible Notes [Member]
Fair Values of Assets and Liabilities Measured on a Recurring Basis [Abstract]
Convertible Notes		$ (1,022,185)	$ (1,366,818)

[1]	Included in prepaid expenses and other assets in the consolidated balance sheets and not designated as hedges.
[2]	Included in accrued expenses and other payables in the consolidated balance sheets and not designated as hedges.